Filed electronically with the Securities and Exchange Commission on January 15, 2015

File No. 002-36238
File No. 811-02021

                           SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 145	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 129	|X|

Deutsche Securities Trust (formerly DWS Securities Trust)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary
DEUTSCHE SECURITIES TRUST
One Beacon Street
Boston, MA 02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|__|	Immediately upon filing pursuant to paragraph (b)
|X|	On January 27, 2015 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On __________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment relates solely to the following series and classes of the Registrant:

•	Deutsche MLP & Energy Infrastructure Fund — Classes A, C, Institutional and S

This Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A for Deutsche Securities Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying until January 27, 2015 the effectiveness of Post-Effective Amendment No. 143 to the Trust’s Registration Statement, which Amendment was filed with the Securities and Exchange Commission on November 6, 2014 (Accession No. 0000088053-14-001438) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and currently has an effective date of January 20, 2015.

PART A - PROSPECTUS

The Prospectus for Deutsche MLP & Energy Infrastructure Fund, a series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 143 to the Trust’s Registration Statement filed on November 6, 2014 (Accession No. 0000088053-14-001438 ).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Deutsche MLP & Energy Infrastructure Fund, a series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 143 to the Trust’s Registration Statement filed on November 6, 2014 (Accession No. 0000088053-14-001438 ).

PART C

The Part C for Deutsche MLP & Energy Infrastructure Fund, a series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 143 to the Trust’s Registration Statement filed on November 6, 2014 (Accession No. 0000088053-14-001438 ).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 12th day of January 2015.

  DEUTSCHE SECURITIES TRUST

By: /s/Brian E. Binder
  Brian E. Binder*
        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	January 12, 2015

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	January 12, 2015

/s/John W. Ballantine
John W. Ballantine*	Trustee	January 12, 2015

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	January 12, 2015

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	January 12, 2015

/s/Keith R. Fox
Keith R. Fox*	Trustee	January 12, 2015

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	January 12, 2015

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	January 12, 2015

/s/Richard J. Herring
Richard J. Herring*	Trustee	January 12, 2015

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	January 12, 2015

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	January 12, 2015

SIGNATURE	TITLE	DATE

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	January 12, 2015

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	January 12, 2015

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 139, as filed on August 22, 2014 to the Registration Statement.